Cash generated from operations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement of cash flows [abstract]
Profit (loss) before taxation	$ 597	$ 193	$ 619
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	10	(5)	(6)
Amortisation of tangible and right of use assets	276	264	580
Amortisation of intangible assets	1	2	3
Finance costs and unwinding of obligations	86	92	172
Environmental, rehabilitation and other expenditure	(20)	(8)	(6)
Impairment, derecognition of assets and (profit) loss on disposal	0	2	3
Other expenses (income)	32	13	41
Interest income	(9)	(5)	(14)
Share of associates and joint ventures' (profit) loss	(119)	(78)	(168)
Other non-cash movements	2	30	43
Movements in working capital	(192)	(148)	(165)
Cash generated from operations	664	352	1,102
(Increase) decrease in inventories	(71)	(24)	(67)
(Increase) decrease in trade and other receivables	(75)	(88)	(138)
Increase (decrease) in trade, other payables and provisions	(46)	(36)	40
Movements in working capital	$ (192)	$ (148)	$ (165)